CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net (loss)/income	¥ (53,600)	$ (8,238)	¥ 50,843	¥ (31,741)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(10,424)	(1,602)	22,275	21,124
Other comprehensive income (loss)	(10,424)	(1,602)	22,275	21,124
Comprehensive (loss)/income	(64,024)	(9,840)	73,118	(10,617)
Add: comprehensive loss attributable to non-controlling interests	5,626	865	3,080	5,456
Comprehensive (loss)/income attributable to RISE Education Cayman Ltd	¥ (58,398)	$ (8,975)	¥ 76,198	¥ (5,161)